Financial Instruments, Risk Management and Fair Value Measurements - Derivatives Not Designated As Cash Flow Hedging Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Amount of Pre-tax Gain or (Loss) Recognized in Income on Derivatives	$ (1.7)	$ (1.2)	$ (0.6)
Foreign Exchange contracts | Cost of sales
Derivative [Line Items]
Amount of Pre-tax Gain or (Loss) Recognized in Income on Derivatives	(1.7)	(1.2)	(0.6)
Intercompany Loan Hedges | Restructuring, Settlement And Impairment Provisions
Derivative [Line Items]
Amount of Pre-tax Gain or (Loss) Recognized in Income on Derivatives	$ (0.1)	$ 0.1	$ 0.2